Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to non-PEO NEOs(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (millions) ($) (h)	Unlevered Free Cash Flow(5) (millions) ($) (i)
					GoDaddy TSR(3) ($) (f)	Peer Group TSR(3) ($) (g)
2024	19,465,233	72,751,381	7,518,446	20,579,956	290.59	165.08	937	1,506
2023	15,877,217	30,853,433	4,146,301	5,208,078	156.30	127.53	1,376	1,254
2022	18,645,890	12,378,070	4,954,336	4,347,627	110.16	79.37	353	1,096
2021	15,290,590	14,914,733	4,191,579	2,520,364	124.94	152.38	243	960
2020	3,670,928	7,773,317	5,719,740	3,546,026	122.13	161.36	(494)	825

Company Selected Measure Name	Unlevered free cash flow
Named Executive Officers, Footnote	Compensation for our PEO, Mr. Bhutani, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following NEOs: (i) in 2024, Roger Chen, Nick Daddario, Mark McCaffrey and Jared Sine; (ii) in 2023 and 2022, Mr. Chen, Mr. Daddario, Michele Lau and Mr. McCaffrey; (iii) in 2021, Mr. Daddario, Nima Kelly, Ms. Lau, Mr. McCaffrey and Raymond Winborne; and (iv) in 2020, James Carroll, Mr. Daddario, Ms. Kelly, Andrew Low Ah Kee and Mr. Winborne.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as the NASDAQ Internet Index, which is the peer group used for purposes of the performance graph as shown in our 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 19,465,233	$ 15,877,217	$ 18,645,890	$ 15,290,590	$ 3,670,928
PEO Actually Paid Compensation Amount	$ 72,751,381	30,853,433	12,378,070	14,914,733	7,773,317
Adjustment To PEO Compensation, Footnote	In 2024, the compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs reflects the respective amounts set forth in columns (b) and (d), adjusted in accordance with SEC rules as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the our NEOs’ compensation for fiscal year 2024, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO	Non-PEO NEOs
Prior FYE	12/31/2023	12/31/2023
Current FYE	12/31/2024	12/31/2024
Fiscal Year	2024 ($)	2024 ($)
Summary Compensation Table Total	19,465,233	7,518,446
- Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(17,146,808)	(6,640,360)
+ Fair Value at FYE of Outstanding and Unvested Option Awards and Stock Awards Granted in FY	30,999,321	11,800,388
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior FYs (from prior FYE to current FYE)	32,117,899	6,639,035
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in FY That Vested During FY	2,481,532	542,421
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior FYs For Which Applicable Vesting Conditions Were Satisfied During FY	4,834,203	720,026
- Fair Value as of Prior FYE of Option Awards and Stock Awards Granted in Prior FYs That Failed to Meet Applicable Vesting Conditions During FY	—	—
Compensation Actually Paid	72,751,381	20,579,956

Non-PEO NEO Average Total Compensation Amount	$ 7,518,446	4,146,301	4,954,336	4,191,579	5,719,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,579,956	5,208,078	4,347,627	2,520,364	3,546,026
Adjustment to Non-PEO NEO Compensation Footnote	In 2024, the compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs reflects the respective amounts set forth in columns (b) and (d), adjusted in accordance with SEC rules as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the our NEOs’ compensation for fiscal year 2024, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO	Non-PEO NEOs
Prior FYE	12/31/2023	12/31/2023
Current FYE	12/31/2024	12/31/2024
Fiscal Year	2024 ($)	2024 ($)
Summary Compensation Table Total	19,465,233	7,518,446
- Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(17,146,808)	(6,640,360)
+ Fair Value at FYE of Outstanding and Unvested Option Awards and Stock Awards Granted in FY	30,999,321	11,800,388
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior FYs (from prior FYE to current FYE)	32,117,899	6,639,035
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in FY That Vested During FY	2,481,532	542,421
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior FYs For Which Applicable Vesting Conditions Were Satisfied During FY	4,834,203	720,026
- Fair Value as of Prior FYE of Option Awards and Stock Awards Granted in Prior FYs That Failed to Meet Applicable Vesting Conditions During FY	—	—
Compensation Actually Paid	72,751,381	20,579,956

Compensation Actually Paid vs. Total Shareholder Return

	Relationship
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

	Relationship
Tabular List, Table

Performance Measure*
Total bookings
Revenue
NEBITDA
Unlevered free cash flow
Relative TSR

Total Shareholder Return Amount	$ 290.59	156.30	110.16	124.94	122.13
Peer Group Total Shareholder Return Amount	165.08	127.53	79.37	152.38	161.36
Net Income (Loss)	$ 937,000,000	$ 1,376,000,000	$ 353,000,000	$ 243,000,000	$ (494,000,000)
Company Selected Measure Amount	1,506	1,254	1,096	960	825
PEO Name	Mr. Bhutani
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020. Net income for the year ended December 31, 2023 included (i) $90.8 million in restructuring and other charges and (ii) a $971.8 million benefit for income taxes primarily due to a $1,014.0 million release of the majority of our domestic valuation allowance. For the year ended December 31, 2020, the Company recorded a one-time charge of $674.7 million to our statement of operations to adjust the liability under certain tax receivable agreements.Total Bookings is an operating metric and NEBITDA and unlevered free cash flow are not financial measures prepared in accordance with GAAP. For information on how we compute total bookings and for a reconciliation between each non-GAAP financial measure and its most directly comparable GAAP financial measure, please refer to “Appendix A—Operating and Business Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.
Restructuring And Other Charges	$ 90,800,000
Benefit For Income Taxes	971,800,000
Valuation Allowance Release	$ 1,014,000,000
Tax Receivable Agreement Liability, Adjustment				$ 674,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total bookings
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	NEBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Unlevered free cash flow
Non-GAAP Measure Description	Unlevered free cash flow is not a financial measure prepared in accordance with GAAP. For a reconciliation of uFCF to net cash provided by operating activities, its most directly comparable GAAP financial measure, please refer to “Appendix A—Operating and Business Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,146,808)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,999,321
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,117,899
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,481,532
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,834,203
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,640,360)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,800,388
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,639,035
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,421
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	720,026
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0